UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:    BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

                Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	$3,000	$3,012,134
Alaska — 1.4%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,550,654
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/19 (a)	4,425	4,952,371

		6,503,025
Arizona — 0.7%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	975	886,509
5.00%, 1/01/38	525	591,428
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,651,682
5.25%, 10/01/28	250	272,455

		3,402,074
California — 20.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/17 (a)	4,150	4,277,280
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/38 (b)	7,405	2,672,020
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	842,069
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,710,870
California State University, Refunding RB (AGM):
5.00%, 11/01/32	1,880	1,897,785
Systemwide, Series A, 5.00%, 5/01/17 (a)	2,660	2,688,435
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,000	2,174,080

Municipal Bonds	Par (000)	Value
California (continued)
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 5/01/34 (c)	$5,000	$5,270,150
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	5,100	5,117,799
Series A-1, 5.75%, 3/01/34	1,150	1,298,270
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)	2,800	2,968,280
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	3,000	3,151,860
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,041,435
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/18 (a)	6,110	6,455,398
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (b)	5,000	2,827,600
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 8/01/30 (b)	10,030	5,913,889
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 8/01/34 (c)	4,125	3,997,868
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	6,890	7,036,619
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (c)	1,945	1,374,006
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (b)	5,000	2,185,250
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/37 (b)	4,005	1,728,959

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
California (continued)
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 6.38%, 8/01/34 (c)	$10,000	$10,590,300
San Diego California Unified School District, GO, Election of 2008 (b):
CAB, Series C, 0.00%, 7/01/38	2,200	877,140
CAB, Series G, 0.00%, 7/01/34	900	395,640
CAB, Series G, 0.00%, 7/01/35	950	392,502
CAB, Series G, 0.00%, 7/01/36	1,430	554,926
CAB, Series G, 0.00%, 7/01/37	950	347,092
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (b)	1,725	978,713
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	1,001,997
5.00%, 8/01/38	760	845,097
State of California, GO, 5.50%, 4/01/28	5	5,017
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,300	2,566,501
5.00%, 10/01/41	1,300	1,456,273
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,662,225
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/36 (b)	15,000	6,555,750

		94,859,095
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,072,086
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	540	590,442

		2,662,528
Florida — 12.6%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC):
5.00%, 10/01/32	2,700	2,763,720
5.00%, 10/01/37	6,000	6,138,900

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	$2,175	$2,307,849
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	4,765	4,848,864
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,383,225
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,843,883
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,438,515
5.38%, 10/01/32	1,700	1,881,832
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/18 (a)	3,300	3,546,906
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	2,755	3,214,672
Department, Series B, AMT, 6.25%, 10/01/38	560	663,258
Department, Series B, AMT, 6.00%, 10/01/42	895	1,030,986
Series B, AMT, 6.00%, 10/01/30	870	1,020,145
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	281,289
Series A, 5.50%, 10/01/36	6,490	7,109,665
Series A, AMT, 5.00%, 10/01/32	3,550	3,855,619
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,600	3,927,096
County of Orange Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/47	1,080	1,131,581
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21 (a)	45	51,721
5.00%, 10/01/31	2,780	3,106,650

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	$375	$401,123
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,566,529
5.38%, 10/01/29	1,900	2,146,734
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,386,693
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,620	1,858,950

		59,906,405
Georgia — 1.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,248,563
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	680	780,688
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	190	201,970
5.00%, 4/01/44	855	896,365

		5,127,586
Illinois — 16.6%
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,615	1,549,318
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	1,150	1,098,526
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Passenger Facility Charge, Series B, AMT, 5.00%, 1/01/31	2,500	2,704,350
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	740	750,915

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding RB, Series A (continued):
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	$1,500	$1,503,675
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	1,460	1,559,236
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.75%, 1/01/39	5,500	6,171,605
City of Chicago Illinois O’Hare International Airport, RB, Senior Lien, Series D, 5.25%, 1/01/42	3,985	4,504,325
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 1/01/39	4,090	4,475,933
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B, 5.00%, 1/01/41	3,800	4,133,032
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	777,152
Sales Tax Receipts, 5.25%, 12/01/36	840	897,481
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	403,283
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	954,244
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	1,690	1,651,029
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	470	492,612
University of Chicago Medical Center, Series B, 4.00%, 8/15/41	1,100	1,104,510
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,800	19,264,548
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 1/01/38	3,245	3,553,080

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A:
CAB (NPFGC), 0.00%, 6/15/30 (b)	$15,000	$8,070,750
5.00%, 6/15/42	235	238,746
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (b)	4,625	1,119,620
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,023,219
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	3,986,880
State of Illinois, GO:
5.25%, 2/01/33	1,140	1,161,375
5.50%, 7/01/33	1,100	1,146,354
5.25%, 2/01/34	1,140	1,158,673
5.50%, 7/01/38	1,840	1,902,118
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,245	1,341,948

		78,698,537
Indiana — 1.6%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,573,964
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	690	714,074
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	1,190	1,207,422
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19 (a)	255	277,119
5.75%, 1/01/38	1,045	1,131,275
(AGC), 5.25%, 1/01/19 (a)	460	495,553
(AGC), 5.25%, 1/01/29	1,890	2,029,350

		7,428,757
Iowa — 2.9%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	7,700	8,535,681

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	$1,345	$1,443,145
5.70%, 12/01/27	1,340	1,429,968
5.80%, 12/01/29	910	968,768
5.85%, 12/01/30	1,225	1,305,090

		13,682,652
Louisiana — 1.1%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,260	2,410,403
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	855	903,547
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	1,943,028

		5,256,978
Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	2,855	3,033,837
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	505	533,098
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	2,315	2,389,497
5.35%, 12/01/42	1,180	1,251,036
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,720	1,927,260
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,685	1,715,701

		10,850,429
Michigan — 7.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/18 (a)	8,300	8,836,097

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 7/01/41	$3,000	$3,195,330
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,500	2,827,950
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	1,200	980,364
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	25	28,879
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,470	1,571,063
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	3,510	3,900,417
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/17 (a)	3,350	3,441,790
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,334,676
Series I-A, 5.38%, 10/15/41	1,000	1,110,830
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,731,800
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	765	797,643
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	520	570,367

		33,327,206
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18	415	454,346
6.50%, 11/15/38	2,285	2,467,617

		2,921,963
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,083,810

Municipal Bonds	Par (000)	Value
Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	$1,150	$1,267,829
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	1,500	1,622,340

		2,890,169
New Jersey — 8.9%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	1,220	1,289,479
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,696,131
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	935	984,864
Series WW, 5.25%, 6/15/33	215	219,364
Series WW, 5.00%, 6/15/34	280	279,661
Series WW, 5.00%, 6/15/36	1,280	1,278,349
Series WW, 5.25%, 6/15/40	490	496,262
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	575	625,922
5.75%, 12/01/27	270	295,099
5.75%, 12/01/28	290	315,627
5.88%, 12/01/33	1,980	2,153,349
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,225	1,246,768
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	2,000	2,040,000
Transportation Program, Series AA, 5.00%, 6/15/38	2,405	2,392,350
Transportation System, CAB, Series A, 0.00%, 12/15/29 (b)	7,500	3,918,375
Transportation System, Series A, 5.50%, 6/15/41	1,605	1,639,219
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,313,780
Transportation System, Series AA, 5.50%, 6/15/39	3,565	3,704,356
Transportation System, Series B, 5.50%, 6/15/31	2,750	2,877,985
Transportation System, Series B, 5.00%, 6/15/42	725	719,802

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series D, 5.00%, 6/15/32	$825	$834,050

		42,320,792
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	500	552,025
New York — 4.1%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,321,449
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	2,000	2,024,860
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,131,870
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	4,005	4,225,035
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	2,000	2,179,220
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	3,350	3,376,699

		19,259,133
North Carolina — 0.2%
North Carolina Housing Finance Agency, RB, Series 31-A, AMT, 5.25%, 7/01/38	1,035	1,041,303
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	855,087
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	950	1,080,179

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1 (continued):
5.25%, 2/15/33	$1,325	$1,501,834

		3,437,100
Pennsylvania — 7.5%
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	1,420	1,498,512
Pennsylvania Rapid Bridge Finco LP, 5.00%, 12/31/34	3,420	3,650,063
Pennsylvania Rapid Bridge Finco LP, 5.00%, 12/31/38	11,890	12,537,886
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,575	5,032,820
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	944,581
Series A-1, 5.00%, 12/01/41	1,125	1,240,414
Series B, 5.00%, 12/01/40	440	483,789
Series C, 5.50%, 12/01/33	760	880,642
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	775	905,417
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	6,700	7,406,649
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	1,040	1,137,708

		35,718,481
Rhode Island — 1.5%
Rhode Island Commerce Corp., RB, Airport Corporation, 5.00%, 7/01/46	300	327,519
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	7,180	6,784,167

		7,111,686
South Carolina — 5.9%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,500	1,657,425
5.50%, 7/01/41	2,725	3,014,259

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	$320	$372,973
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	3,160	3,421,048
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,719,775
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,985	11,245,606
Series E, 5.50%, 12/01/53	985	1,107,672
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,850	3,158,826
Series E, 5.25%, 12/01/55	1,440	1,577,246

		28,274,830
Texas — 12.2%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (d)	770	825,140
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (b)	1,215	517,383
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	2,700	2,991,249
6.00%, 11/15/35	150	165,714
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	760	849,976
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	2,870	1,261,049
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,227,369
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,191,592
5.00%, 11/01/42	1,500	1,610,505

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	$1,325	$1,518,079
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (b)	4,665	1,889,232
Lone Star College System, GO, 5.00%, 8/15/18 (a)	4,800	5,090,400
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18	4,615	4,815,337
1st Tier System (NPFGC), 5.75%, 1/01/40	1,485	1,538,059
1st Tier System, Series A, 6.00%, 1/01/19 (a)	2,745	2,994,987
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	635	688,905
1st Tier System, Series S, 5.75%, 1/01/18	6,200	6,469,142
Series B, 5.00%, 1/01/40	1,375	1,519,114
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (b):
0.00%, 9/15/35	3,180	1,367,146
0.00%, 9/15/36	6,015	2,438,842
0.00%, 9/15/37	4,305	1,642,185
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	1,060	1,126,335
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,600	1,705,344
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,745	1,830,784
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,330	2,538,838

		57,812,706
Washington — 2.2%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/17 (a)	2,000	2,061,940
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,380	1,508,368

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	$4,000	$4,320,560
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,624,033
Providence Health & Services, Series A, 5.25%, 10/01/39	850	913,988

		10,428,889
Wisconsin — 0.6%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	900	984,447
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	2,005,603

		2,990,050
Total Municipal Bonds — 113.8%		540,560,343

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California — 1.9%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	858	901,120
5.00%, 5/01/18	4,312	4,530,585
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	2,639	2,950,810
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	509	559,131

		8,941,646
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,220	1,266,757

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	$1,891	$2,067,576
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,319	1,464,011
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,775,190

		5,239,201
Florida — 9.9%
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	2,390	2,627,423
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	12,729	13,971,210
County of Miami-Dade School Board, COP, Refunding, 5.25%, 5/01/18 (a)	11,350	11,947,123
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	3,544	3,914,958
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	7,760,403
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,315	4,528,883
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18	2,399	2,456,616

		47,206,616
Illinois — 6.9%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	14,975,621
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(f)	6,198	6,772,378
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	3,721	4,090,164
Senior Priority, Series B, 5.50%, 1/01/18 (a)	2,000	2,082,470
Senior, Series B, 5.00%, 1/01/40	1,409	1,553,165

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB (continued):
Series A, 5.00%, 1/01/38	$2,878	$3,163,164

		32,636,962
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 9/01/47	6,444	7,593,357
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 7/01/41	3,845	4,347,393
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	2,022	2,254,754
Michigan — 3.0%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	2,701	2,918,838
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,055	10,140,604
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	1,180	1,297,835

		14,357,277
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(f)	5,007	5,519,931
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (a)	2,429	2,691,611
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	4,720	5,327,464

		13,539,006
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	1,120	1,273,675

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	$2,581	$2,621,676

		3,895,351
New York — 8.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	808	854,836
5.75%, 6/15/40	2,701	2,858,950
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	7,641	8,478,530
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	2,280	2,585,953
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,419,893
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,060	2,332,353
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	11,660,120
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,524,005
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,534	1,671,389
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	1,500	1,602,165

		40,988,194
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	780	832,900

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, RB, Westmoreland County, Pennsyllvania (BAM), 5.00%, 8/15/42	$1,220	$1,342,695
South Carolina — 1.1%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19	374	405,032
5.50%, 1/01/19	4,327	4,683,309

		5,088,341
Texas — 4.6%
Clear Creek Independent School District, GO, Refunding, Schoolbuilding (PSF-GTD):
5.00%, 2/15/17 (a)	4,859	4,866,715
5.00%, 2/15/33	1,041	1,043,079
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	961,928
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	4,720	5,245,430
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD):
5.00%, 2/15/17 (a)	4,584	4,591,359
5.00%, 2/15/32	166	166,526
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	4,501	4,841,274

		21,716,311
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	157	170,866
5.50%, 5/15/35	292	317,447

		488,313
Washington — 1.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	2,504	2,582,059

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$3,930	$4,542,962

		7,125,021
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	640	686,886
Series C, 5.25%, 4/01/39	2,000	2,103,540

		2,790,426
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.1%		223,718,097
Total Long-Term Investments (Cost — $719,758,469) — 160.9%		764,278,440

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (g)(h)	8,382,648	8,383,486

Total Short-Term Securities (Cost — $8,383,339) — 1.8%		8,383,486
Total Investments (Cost — $728,141,808*) — 162.7%		772,661,926
Other Assets Less Liabilities — 0.0%		72,908
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.6)%		(121,480,332)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (37.1)%		(176,351,827)

Net Assets Applicable to Common Shares — 100.0%		$474,902,675

* As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$607,712,335

Gross unrealized appreciation		$47,024,686
Gross unrealized depreciation		(3,350,758)

Net unrealized appreciation		$43,673,928

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2017 to December 1, 2029 is $18,678,624.

(g)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,644,850	5,737,798	8,382,648	$8,383,486	$10,415	$1,325	$147

[1]	Includes net capital gain distributions.
(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(51)	5-Year U.S. Treasury Note	March 2017	$6,011,227	$(4,730)
(211)	10-Year U.S. Treasury Note	March 2017	$26,262,906	(32,323)
(172)	Long U.S. Treasury Bond	March 2017	$25,945,125	61,247
(22)	Ultra U.S. Treasury Bond	March 2017	$3,535,125	(3,908)
Total				$20,286

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$764,278,440	—	$764,278,440
Short-Term Securities	$8,383,486	—	—	8,383,486

Total	$8,383,486	$764,278,440	—	$772,661,926

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$61,247	—	—	$61,247
Liabilities:
Interest rate contracts	(40,961)	—	—	(40,961)

Total	$20,286	—	—	$20,286

[1]	See above Schedule of Investments for values in each state or political subdivision.

[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(121,275,663)	—	$(121,275,663)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

Total	—	$(297,875,663)	—	$(297,875,663)

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock MuniYield Quality Fund, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock MuniYield Quality Fund, Inc.

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock MuniYield Quality Fund, Inc.

Date: March 23, 2017